Summary of Significant Accounting Policies - Property and Equipment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equipment [Member]
Significant Account Policies [Line Items]
Property, plant and equipment, useful life (in years)	3 years	3 years
Furniture and Fixtures [Member] | Minimum [Member]
Significant Account Policies [Line Items]
Property, plant and equipment, useful life (in years)	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Significant Account Policies [Line Items]
Property, plant and equipment, useful life (in years)	10 years	10 years
Software [Member]
Significant Account Policies [Line Items]
Property, plant and equipment, useful life (in years)	3 years	3 years
Leasehold Improvements [Member]
Significant Account Policies [Line Items]
Property, plant and equipment, useful life (in years)	3 years	3 years